Basis of Presentation (Policies)	6 Months Ended
Jun. 30, 2020
Basis of Presentation
Accounting policies and methods of computation followed in interim financial statements

The unaudited condensed consolidated financial statements have been prepared on the historical cost basis. The same accounting policies and methods of computation have been followed in these unaudited condensed consolidated financial statements as applied in the preparation of the Partnership’s consolidated financial statements for the year ended December 31, 2019.

Adoption of new and revised IFRS

Adoption of new and revised IFRS

(a)  Standards and interpretations adopted in the current period

The following standards and amendments relevant to the Partnership were effective in the current period:

In October 2018, the IASB issued amendments to IFRS 3 Business Combinations with respect to the definition of a business. The amendments are intended to assist entities to determine whether a transaction should be accounted for as a business combination or as an asset acquisition. The amendments clarify the minimum requirements for a business, remove the assessment of whether market participants are capable of replacing any missing elements, add guidance to help entities assess whether an acquired process is substantive, narrow the definitions of a business and of outputs and introduce an optional fair value concentration test. The adoption of this standard on January 1, 2020 did not have a material impact on the Partnership’s financial statements, since the acquisitions of vessel-owning entities from GasLog continue to be assessed as business acquisitions under the revised definition as well.

All other IFRS standards and amendments that became effective in the current period are not relevant to the Partnership or are not material with respect to the Partnership’s financial statements.

(b)  Standards and amendments in issue not yet adopted

In January 2020, the IASB issued a narrow-scope amendment to IAS 1 Presentation of Financial Statements, to clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date (for example, the receipt of a waiver or a breach of covenant). The amendment also defines the "settlement" of a liability as the extinguishment of a liability with cash, other economic resources or an entity's own equity instruments. The amendment will be effective for annual periods beginning on or after January 1, 2022 and should be applied retrospectively in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. Earlier application is permitted. Management anticipates that this amendment will not have a material impact on the Partnership's financial statements.

At the date of authorization of these unaudited condensed consolidated financial statements, there were no IFRS standards and amendments issued but not yet adopted with an expected material effect on the Partnership’s financial statements.